Stockholders' Equity and Share-Based Compensation - Summary of Option Activity for Stock Options With Market Condition Vesting (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning Balance	607,500,000
Shares, Granted	0	0	0
Shares, Forfeited	0
Shares, Outstanding, Ending Balance	600,000,000	607,500,000
Shares, Exercisable	600,000,000
Shares, Expected to vest	0
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 8.88
Weighted Average Exercise Price, Granted	$ 0
Weighted Average Exercise Price, Forfeited	$ 0
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 8.65	$ 8.88
Weighted Average Exercise Price, Exercisable	$ 8.65
Weighted Average Exercise Price, Expected to vest	$ 0
Weighted Average Remaining Contractual Life (Yrs.), Outstanding	5 years 29 days	6 years 15 days
Weighted Average Remaining Contractual Life (Yrs.), Exercisable	5 years 29 days
Weighted Average Remaining Contractual Life (Yrs.), Expected to vest	0 years
Aggregate Intrinsic Value, Outstanding	$ 10,574
Aggregate Intrinsic Value, Exercisable	10,574
Aggregate Intrinsic Value, Expected to vest	0
Market Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding, Beginning Balance	100,000,000
Shares, Granted	0
Shares, Forfeited	0
Shares, Outstanding, Ending Balance	100,000,000	100,000,000
Shares, Exercisable	66,666,000
Shares, Expected to vest	0
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 25.95
Weighted Average Exercise Price, Granted	$ 0
Weighted Average Exercise Price, Forfeited	$ 0
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 25.95	$ 25.95
Weighted Average Exercise Price, Exercisable	$ 25.95
Weighted Average Exercise Price, Expected to vest	$ 0
Weighted Average Remaining Contractual Life (Yrs.), Outstanding	2 years 3 months 11 days	3 years 3 months 11 days
Weighted Average Remaining Contractual Life (Yrs.), Exercisable	2 years 3 months 11 days
Weighted Average Remaining Contractual Life (Yrs.), Expected to vest	0 years
Aggregate Intrinsic Value, Outstanding	32
Aggregate Intrinsic Value, Exercisable	21
Aggregate Intrinsic Value, Expected to vest	$ 0